Deferred share units	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Deferred Share Units
Deferred share units

12. Deferred share units

Effective April 21, 2020, the Board of Directors approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its directors. The DSU Plan permits the eligible directors to defer receipt of all or a portion of their retainer or compensation until termination of their services and to receive such fees in the form of cash at that time.

Upon vesting of the DSUs or termination of service as a director, the director will be able to redeem DSUs based upon the then market price of the Company’s common share on the date of redemption in exchange for cash.

The following table summarizes the DSU activity during the years ended December 31, 2020:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at June 30, 2019	-	$-
Granted (i)	7,500,000	0.65
Unvested as at June 30, 2020 and December 31, 2020	7,500,000	$0.65

(i)	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. During the six months ended December 31, 2020, the Company recognized $560,461 stock-based compensation related to the DSUs (years ended June 30, 2020 and 2019 - $549,664 and $nil, respectively), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

11. Deferred share units

Effective April 21, 2020, the Board of Directors approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its directors. The DSU Plan permits the eligible directors to defer receipt of all or a portion of their retainer or compensation until termination of their services and to receive such fees in the form of cash at that time.

Upon vesting of the DSUs or termination of service as a director, the director will be able to redeem DSUs based upon the then market price of the Company’s common share on the date of redemption in exchange for cash.

The following table summarizes the DSU activity during the periods ended September 30, 2021:

	Number of shares	Weighted Average grant date fair value per share (C$)
Unvested as at December 31, 2019	-	-
Granted (i)	7,500,000	$1.03
Unvested as at September 30, 2020, December 31, 2020 and September 30, 2021	7,500,000	$1.03

(i)	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one-fourth increments upon each anniversary of the grant date and expire in 5 years. During the three and nine months ended September 30, 2021, the Company recognized $291,243 and $430,964, respectively, recovery of stock-based compensation related to the DSUs (three and nine months ended September 30, 2020 $204,127 and $753,791, respectively expensed), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).

Bunker Hill Mining Corp.

Notes to Condensed Interim Consolidated Financial Statements

Three and Nine Months Ended September 30, 2021

(Expressed in United States Dollars)

Unaudited